Remuneration of auditors	12 Months Ended
Jun. 30, 2018
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Remuneration of auditors

Note 28. Remuneration of auditors

During the financial year the following fees were paid or payable for services provided by Grant Thornton Audit Pty Ltd, the auditor of the consolidated entity:

	Consolidated
	2018 A$’000	2017 A$’000	2016 A$’000

Audit services - Grant Thornton Audit Pty Ltd
Audit or review of the financial statements	131	132	140
F3 consent	11	—	1

Other services - Grant Thornton Audit Pty Ltd
Tax compliance services	—	8	12

	142	140	153